   As filed with the Securities and Exchange Commission on September 22, 2003.

                                                            File Nos. 333-108157
                                                                  and 333-108158

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 1        [  ]  Post-Effective Amendment No. ___

                        TOUCHSTONE VARIABLE SERIES TRUST
               [Exact Name of Registrant as Specified in Charter]

             SEPARATE ACCOUNT II OF INTEGRITY LIFE INSURANCE COMPANY
                           [Exact Name of Registrant]

                        INTEGRITY LIFE INSURANCE COMPANY
                            [Exact Name of Depositor]

                 Area Code and Telephone Number: (513) 362-8000

    221 East Fourth Street, Suite 300            515 West Market Street
    Cincinnati, Ohio  45202                      Louisville, Kentucky  40202
                   (Addresses of Principal Executive Offices)

                       -----------------------------------

                                 Tina D. Hosking
                         Integrated Fund Services, Inc.
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)

                    -----------------------------------------

                        Copies of All Correspondence to:

                             Michael Berenson, Esq.
                         Magda El Guindi-Rosenbaum, Esq.
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                             Washington, D.C. 20004

Title of Securities Being Registered: Shares of Touchstone Enhanced Dividend 30 Fund, a series of Touchstone Variable Series Trust.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.


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This pre-effective amendment is being filed for the sole purpose of delaying the effectiveness of the registration statement. The registrants' Prospectus/Proxy Statement, Statement of Additional Information, Part C, and related president's letter, notice of special meeting, and exhibits, included as part of the registration statement on Form N-14 (File Nos. 333-108157 and 333-108158) filed with the Securities and Exchange Commission on August 22, 2003, are hereby incorporated by reference as if set forth fully herein.

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                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Louisville and State of Kentucky on this 22nd day of September, 2003.

                                               SEPARATE ACCOUNT II OF
                                          INTEGRITY LIFE INSURANCE COMPANY
                                                    (Registrant)

                                       By:  Integrity Life Insurance Company
                                                     (Depositor)



                                       By:   /s/ JOHN R. LINDHOLM
                                          -----------------------------------
                                                  John R. Lindholm
                                                   President & CEO



                                          INTEGRITY LIFE INSURANCE COMPANY
                                                     (Depositor)



                                       By:   /s/ JOHN R. LINDHOLM
                                          -----------------------------------
                                                  John R. Lindholm
                                                   President & CEO

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                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:           /s/ JOHN R. LINDHOLM
                                    -----------------------------------------
                                       John R. Lindholm, President & CEO
                                       Date:  9/22/03


PRINCIPAL FINANCIAL OFFICER:           /s/ DON W. CUMMINGS
                                    -----------------------------------------
                                       Don W. Cummings, Chief Financial Officer
                                       Date: 9/22/03


PRINCIPAL ACCOUNTING OFFICER:          /s/ JOSEPH F. VAP
                                    -----------------------------------------
                                       Joseph F. Vap, Director, Financial
                                         Operations
                                       Date: 9/22/03

DIRECTORS:

   /s/ DENNIS L. CARR
----------------------------------------------      ---------------------------
Dennis L. Carr                                            Robert L. Walker
Date: 9/22/03                                             Date:



   /s/ DONALD J. WUEBBLING                          /s/  WILLIAM J. WILLIAMS
----------------------------------------------      --------------------------
Donald J. Wuebbling                                      William J. Williams
Date: 9/22/03                                            Date:  9/22/03



   /s/ JOHN R. LINDHOLM
----------------------------------------------
John R. Lindholm
Date: 9/22/03



----------------------------------------------
John F. Barrett
Date: